Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income	$ 3,157	$ 3,654	$ 2,468
Items that may be reclassified to net income:
Foreign currency translation	63	(788)	654
Cash flow hedges	21	34	77
Available-for-sale securities (“AFS”)	0	0	(5)
Equity accounted investments	(50)	(8)	11
Items that will not be reclassified to net income:
Securities - fair value through other comprehensive income (“FVTOCI”)	(7)	(2)	0
Share of revaluation surplus on equity accounted investments	16	92	58
Remeasurement of defined benefit obligations	(1)	2	(1)
Revaluation surplus	281	254	86
Total other comprehensive income (loss)	323	(416)	880
Total comprehensive income	3,480	3,238	3,348
Limited partners
Net income	884	764	136
Other comprehensive income (loss)	74	(178)	183
Comprehensive income attributable to Limited partners	958	586	319
General partner
Net income	0	0	0
Other comprehensive income (loss)	0	0	0
Comprehensive income attributable to General Partners	0	0	0
Redeemable/exchangeable and special limited partnership units
Net income	896	1,085	233
Other comprehensive income (loss)	74	(252)	312
Comprehensive income attributable to Redeemable/exchangeable and special limited partnership units	970	833	545
Limited partnership units of Brookfield Office Properties Exchange LP
Net income	6	17	6
Other comprehensive income (loss)	1	(4)	8
Comprehensive income (loss) attributable to Limited partnership units of Brookfield Office Properties Exchange LP	7	13	14
FV LTIP units of the Operating Partnership
FV LTIP units of the Operating Partnership	1	0	0
Other comprehensive income (loss)	0	0	0
Comprehensive income attributable to FV LTIP units of the Operating Partnership	1	0	0
Class A shares of Brookfield Property REIT Inc.
Net income	169	112	0
Other comprehensive income (loss)	14	(26)	0
Comprehensive income attributable to interest in Brookfield Property REIT Inc.	183	86	0
Interests of others in operating subsidiaries and properties
Net income	1,201	1,676	2,093
Other comprehensive income (loss)	160	44	377
Comprehensive income attributable to Interests of others in operating subsidiaries and properties	$ 1,361	$ 1,720	$ 2,470